Share-based payments - Narrative (Details) € in Thousands						1 Months Ended			7 Months Ended	9 Months Ended
	Sep. 30, 2025 EUR (€) shares	Aug. 01, 2025 shares	May 30, 2025 shares	Mar. 20, 2025 shares	Feb. 06, 2025 shares	Apr. 30, 2025 shares	Mar. 31, 2025 shares	Jan. 31, 2025 shares	Aug. 31, 2025 shares	Sep. 30, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Current provisions | €	€ 11,412									€ 11,412	€ 532
Non-current provisions | €	€ 16,622									€ 16,622	€ 819
BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)	486,714					39,370		125,000		164,370
BSAs | Board Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)						39,370
Vesting period						4 years		4 years
Vesting percentage						25.00%		25.00%
AGA-2025-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)					4,319,500				4,319,500	4,319,500
AGA-2025-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)					123,102				123,102	123,102
Vesting period									2 years
AGA-2025-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)					17,625				17,625	17,625
AGA-2025-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)					30,500				30,500	30,500
AGA-2025-6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)			25,000						25,000	25,000
AGA-2025-7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)		1,711,000							1,711,000	1,711,000
AGA-2025-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)				50,000			50,000		50,000	50,000
Tranche 1 | AGA-2025-1, AGA-2025-2, AGA-2025-3, AGA-2025-4, AGA-2025-6 and AGA-2025-7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									2 years
Vesting percentage									50.00%
Tranche 2 | AGA-2025-1, AGA-2025-2, AGA-2025-3, AGA-2025-4, AGA-2025-6 and AGA-2025-7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									3 years
Vesting percentage									25.00%
Tranche 3 | AGA-2025-1, AGA-2025-2, AGA-2025-3, AGA-2025-4, AGA-2025-6 and AGA-2025-7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									4 years
Vesting percentage									25.00%